EVENTS AFTER THE REPORTING PERIOD (Details) $ / shares in Units, $ in Millions					4 Months Ended	12 Months Ended
	Feb. 25, 2019 $ / shares	Aug. 02, 2018 $ / shares	Feb. 22, 2018 $ / shares	Aug. 03, 2017 $ / shares	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Feb. 10, 2019 ج.م. / shares shares
Disclosure of non-adjusting events after reporting period
Final dividend declared per share (in dollars per share)	$ 0.17
Aggregate dividend declared per share (in dollars per share)	$ 0.17	$ 0.12	$ 0.17	$ 0.11
Revenue | $						$ 9,086	$ 9,474	[1]	$ 8,885	[1]
Dividend approval by supervisory board
Disclosure of non-adjusting events after reporting period
Aggregate dividend declared per share (in dollars per share)						$ 0.29
Dividend (in dollars per share)						$ 0.17
Revised technology infrastructure partnership with Ericsson
Disclosure of non-adjusting events after reporting period
Revenue | $					$ 350
GTH
Disclosure of non-adjusting events after reporting period
Revenue | $						$ 2,828	$ 3,015		$ 2,955
GTH | Tender offer for remainder of subsidiary
Disclosure of non-adjusting events after reporting period
Mandatory tender offer, number of shares (in shares) | shares											1,997,639,608
Mandatory tender offer, percentage of ownership Interests											42.31%
Mandatory tender offer, price per share (in EGP per share) | ج.م. / shares											ج.م. 5.30
Maximum
Disclosure of non-adjusting events after reporting period
Tax rate withholdings on dividend paid to company's ADS depositary						15.00%

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).